Rehabilitation and Closure Cost Provision - Description of Changes to the Reclamation (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Description Of Closure And Rehabilitation Provisions [Abstract]
Beginning balance	$ 1,014	$ 1,254
Accretion expense	85	72
Increase in provision	871
Foreign exchange fluctuation	(18)	(312)
Ending balance	$ 1,952	$ 1,014